Debt - Summary of Outstanding Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Genius Sports Italy Srl Mortgage	$ 62	$ 88
Promissory Notes	14,431
Total	14,493	88
Less current portion of debt	(7,405)	(23)
Non-current portion of debt	$ 7,088	$ 65